SHARE BASED COMPENSATION PLANS (Tables)	12 Months Ended
Jun. 30, 2022
SHARE BASED COMPENSATION PLANS [Abstract]
Share-based Payments Expenses

	June 30,	June 30,	June 30,
	2022	2021	2020
	(US$’000)
Cash settled:
Phantom Stock Plan	33	851	(31)

Equity settled:
2018 Restricted Stock Awards (RSA)	6	45	95
2020 Long term Incentive Plan	1,812	3,625	295
	1,818	3,670	390

Total	1,851	4,521	359

Phantom Stock Plan [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Summary of Options Outstanding and Exercisable

	2022		2021
	Weighted	Share	Weighted	Share
	average	Options	average	Options
	exercise price	(Number)	exercise price	(Number)
	(US$)		(US$)
Options outstanding as of beginning of the period	18.01	210,740	6.81	54,575
Options granted during the period	—	—	20.86	167,935
Options exercised during the period	6.81	(16,743)	6.81	(11,770)
Options forfeited / cancelled / expired during the period	20.86	(6,324)	—	—
Options outstanding as of end of the period	18.91	187,673	18.01	210,740

Options exercisable as of end of the period	17.92	124,353	12.90	95,660

2018 RSA Plan - Non-Executive Management [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Summary of Options Outstanding and Exercisable

	2022		2021
	Grant Date		Grant Date
	Fair Market	RSA	Fair Market	RSA
	Value	(Number)	Value	(Number)
	(US$)		(US$)
RSAs outstanding as of beginning of the period	0.61	638,385	0.61	650,193
RSAs granted during the period	—	—	0.61	280
RSAs exercised during the period	—	—	—	—
RSAs forfeited / cancelled / expired during the period	0.61	(3,013)	0.61	(12,088)
RSAs outstanding as of end of the period	0.61	635,372	0.61	638,385

RSAs vested as of end of the period	0.61	626,966	0.61	587,756

2018 RSA Plan Non-Performance - Executive Leadership Team [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Summary of Options Outstanding and Exercisable

	2022		2021
	Grant Date		Grant Date
	Fair Market	RSA	Fair Market	RSA
	Value	(Number)	Value	(Number)
	(US$)		(US$)
RSAs outstanding as of beginning of the period	0.61	918,719	0.61	918,719
RSAs granted during the period	—	—	—	—
RSAs exercised during the period	—	—	—	—
RSAs forfeited / cancelled / expired during the period	—	—	—	—
RSAs outstanding as of end of the period	0.61	918,719	0.61	918,719

RSAs vested as of end of the period	0.61	918,719	0.61	844,452

2018 Restricted Stock Awards, Performance - Executive Leadership Team [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Summary of Options Outstanding and Exercisable

	2022		2021
	Grant Date		Grant Date
	Fair Market	RSA	Fair Market	RSA
	Value	(Number)	Value	(Number)
	(US$)		(US$)
RSAs outstanding as of beginning of the period	0.61	272,748	0.61	272,748
RSAs granted during the period	—	—	—	—
RSAs exercised during the period	—	—	—	—
RSAs forfeited / cancelled / expired during the period	—	—	—	—
RSAs outstanding as of end of the period	0.61	272,748	0.61	272,748

RSAs vested as of end of the period	0.61	245,862	0.61	207,961

2020 Long Term Incentive Plan [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Summary of Restricted Share awards ("RSAs") Outstanding and Exercisable

	2022		2021
		Share		Share
	Weighted	Options /	Weighted	Options /
	average	awards	average	awards
	exercise price	(Number)	exercise price	(Number)
	(US$)		(US$)
Options / awards outstanding as of beginning of the year	16.70	845,918	12.75	338,432
Options / awards granted during the year	17.39	819,644	19.23	525,143
Options / awards exercised during the year	12.75	(2,716)	19.00	(1,442)
Options / awards forfeited / cancelled / expired during the year	19.28	(200,453)	15.96	(16,215)
Options / awards outstanding as of end of the year	16.42	1,462,393	16.70	845,918

Options / awards exercisable as of end of the year	16.83	578,127	16.97	366,865